JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

	Shares	Fair Value

JAPANESE EQUITY SECURITIES
Banks
Fukuoka Financial Group, Inc.	90,500	$1,615,498
General banking services
The Akita Bank, Ltd.	254,900	3,402,249
General banking services
The Bank of Okinawa, Ltd.	84,700	2,396,580
General banking services
The Keiyo Bank, Ltd.	575,200	2,518,722
General banking services
The Musashino Bank, Ltd.	132,100	2,010,011
General banking services
The Taiko Bank, Ltd.	144,200	1,731,257
General banking services
The Yamanashi Chuo Bank, Ltd.	237,000	1,678,178
General banking services
Total Banks (5.2%)		15,352,495

Chemicals
Adeka Corporation	190,900	3,032,744
Manufactures chemical and food products
Aica Kogyo Company, Limited	43,900	1,552,158
Manufactures materials and design company
C. Uyemura & Co., Ltd.	43,800	3,051,080
Plating chemicals
Fujikura Kasei Co., Ltd.	1,203,700	5,847,515
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	502,700	3,646,279
High-pressured gases and chemicals
Sakata Inx Corporation	546,600	6,064,895
Manufactures printing ink
Sekisui Jushi Corporation	131,600	2,761,501
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	181,900	2,077,562
Manufactures chemical products
Shin-Etsu Polymer Co., Ltd.	71,900	647,593
Manufactures electronic devices, precision moldings, and dwelling materials
Soken Chemical & Engineering Co., Ltd.	68,700	1,159,208
Manufactures chemical products
Tenma Corporation	171,600	3,135,545
Manufactures synthetic resin products
T&K Toka Co., Ltd.	432,700	3,565,582
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	274,400	3,060,428
Manufactures metalworking fluids
Total Chemicals (13.5%)		39,602,090

Construction
Kandenko Co., Ltd.	441,700	3,377,345
Construction of electrical and power facilities
Kyowa Exeo Corporation	61,800	1,591,114
Telecommunications, electrical and civil infrastructure business
MIRAIT Holdings Corporation	290,700	4,359,177
Telecommunication and information communications technology solution business
Toenec Corporation	70,000	2,488,382
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	94,800	2,543,381
Operates construction-related businesses
Yondenko Corporation	61,600	1,526,941
Construction of electrical distribution systems
Yurtec Corporation	528,500	3,367,532
Engineering company
Total Construction (6.5%)		19,253,872

Electric Appliances
AOI Electronics Co., Ltd.	33,900	687,972
Manufactures electronic components
Foster Electric Company, Limited	20,000	214,248
Manufactures speakers and audio and electronic equipment
Koito Manufacturing Co., Ltd.	65,500	3,941,360
Manufactures lighting equipment
Mabuchi Motor Co., Ltd.	78,400	3,500,637
Manufactures small motors
Maxell Holdings, Ltd.	62,200	715,182
Manufactures media devices, batteries and electrical appliances
Shindengen Electric Manufacturing Co., Ltd.	9,300	209,053
Manufactures semiconductor products, electrical components, and power supplies
Shinko Electric Industries Co., Ltd.	16,500	365,367
Manufactures semiconductor packages
Total Electric Appliances (3.3%)		9,633,819

Financing Business
Hitachi Capital Corporation	55,700	1,277,687
General financial services
Ricoh Leasing Company, Ltd.	95,300	2,649,023
Leasing and financial services
Tokai Tokyo Financial Holdings, Inc.	109,800	324,040
Investment and financial services
Total Financing Business (1.4%)		4,250,750

Food
Nichirei Corporation	48,400	1,314,287
Produces frozen foods and provides cold storage warehousing
Total Food (0.4%)		1,314,287

Glass and Ceramics Products
Asia Pile Holdings Corporation	324,900	1,416,466
Manufactures concrete piles
Nichiha Corporation	106,000	3,311,072
Manufactures fiber cement building products
Total Glass and Ceramics Products (1.6%)		4,727,538

Information and Communication
NS Solutions Corporation	56,400	1,667,168
System consulting services and software development
OBIC Co., Ltd.	9,500	2,136,396
Computer system integration
Okinawa Cellular Telephone Company	195,500	8,139,199
Telecommunications
Otsuka Corporation	31,000	1,502,994
Computer information system developer
Total Information and Communication (4.6%)		13,445,757

Iron and Steel
Chubu Steel Plate Co., Ltd.	85,600	639,755
Manufactures steel-related products
Mory Industries Inc.	53,800	1,258,332
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,867,000	5,509,855
Manufactures steel-related products
Osaka Steel Co., Ltd.	763,300	8,688,740
Manufactures steel-related products
Sanyo Special Steel Co., Ltd.	145,600	1,743,880
Steel, special material, and forging businesses
Total Iron and Steel (6.1%)		17,840,562

Machinery
Makino Milling Machine Co., Ltd.	96,100	3,867,388
Manufactures machine tools
Miura Co., Ltd.	38,400	2,019,988
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	104,700	1,626,203
Manufactures mechanical seals
Nitto Kohki Co., Ltd.	193,100	3,078,795
Manufactures machine tools and motor pumps
Oiles Corporation	306,880	4,687,076
Manufactures bearing equipment
Shibuya Corporation	20,100	702,966
Packing plant business
Star Micronics Co., Ltd.	157,200	2,215,697
Manufactures machinery, electronic components, and precision parts
Takeuchi Mfg. Co., Ltd.	65,600	1,544,380
Manufactures construction machinery
Yamashin-Filter Corporation	36,000	367,709
Manufactures filters
Total Machinery (6.8%)		20,110,202

Metal Products
Maruzen Co., Ltd.	20,200	340,070
Manufactures and sells machinery
Neturen Co., Ltd.	575,600	2,459,805
Manufactures steel bars and induction heating equipment
Piolax, Inc.	303,900	4,545,469
Manufactures automobile-related products
Rinnai Corporation	17,300	2,019,010
Manufactures heating appliances and components
Shinpo Co., Ltd.	2,300	26,313
Manufactures smokeless roasters
Sumitomo Metal Mining Co., Ltd.	2,500	93,111
Manufactures non-ferrous metal products, semiconductor and functional materials
Topre Corporation	169,700	2,120,335
Manufactures pressed and constant thermal logistics-related products
Total Metal Products (3.9%)		11,604,113

Other Products
Fuji Seal International, Inc.	14,700	272,830
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	14,900	248,702
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	245,900	3,482,395
Manufactures rubber automobile parts
Pigeon Corporation	5,300	236,650
Manufactures baby care products
The Pack Corporation	36,400	1,008,660
Manufactures paper and chemical products
Total Other Products (1.8%)		5,249,237

Precision Instruments
Nakanishi Inc.	296,500	6,045,628
Manufactures dental instruments
Total Precision Instruments (2.1%)		6,045,628

Real Estate
Avantia Co., Ltd.	140,600	1,084,492
Designs and constructs housing
Starts Corporation Inc.	82,500	2,228,405
Construction, leasing and management of real estate
Total Real Estate (1.2%)		3,312,897

Retail Trade
ABC-Mart, Inc.	57,900	3,018,023
Retail sales of shoes
Amiyaki Tei Co., Ltd.	299,800	8,192,685
Operates barbecue restaurant chains
Cosmos Pharmaceutical Corporation	10,700	1,845,446
Operates drug store chains
Create SD Holdings Co., Ltd.	45,300	1,610,339
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	127,900	7,034,408
Operates supermarkets
Izumi Co., Ltd.	132,700	4,577,397
Operates shopping centers, real estate, and credit card services
JM Holdings Co., Ltd.	123,500	2,881,450
Supermarket business and operation of eating-out stores
Kusuri No Aoki Holdings Co., Ltd.	22,500	1,875,629
Operates drug stores
NAFCO Co., Ltd.	24,500	527,960
Operates a chain of home and furniture retail outlets
PAL GROUP Holdings Co., Ltd.	62,100	678,331
Engaged in the manufacture, retail, and wholesale of clothing
Pan Pacific International Holdings Corporation	64,200	1,517,572
Operates discount stores
San-A Co., Ltd.	29,900	1,156,005
Retail sales of home goods
Seria Co., Ltd.	118,300	4,165,693
Discount retail sales
Sundrug Co., Ltd.	26,300	1,103,761
Operates pharmacies and drug store chains
Yossix Co., Ltd.	74,800	1,241,351
Operates restaurant chains
Total Retail Trade (14.1%)		41,426,050

Services
EPS Holdings, Inc.	94,100	864,676
Performs contract medical research services
Kanamoto Co., Ltd.	75,400	1,569,915
Construction related business
Matching Service Japan Co., Ltd.	32,800	248,911
Recruitment business
Nihon M&A Center Inc.	29,100	2,035,453
Provides merger and acquisition brokerage services
Nishio Rent All Co., Ltd.	285,500	5,561,457
Leasing of construction and facility work equipment
Sprix, Ltd.	76,900	620,417
Educational service business
Step Co., Ltd.	173,700	2,598,052
Operates preparatory schools
Tear Corporation	84,300	333,597
Funeral business
Total Services (4.7%)		13,832,478

Textiles and Apparel
Seiren Co., Ltd.	200,000	2,924,352
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (1.0%)		2,924,352

Transportation and Warehousing
Alps Logistics Co., Ltd.	338,400	2,480,487
General logistics services
Meiko Trans Co., Ltd.	326,000	3,670,292
Marine logistics services
SG Holdings Co., Ltd.	139,600	4,173,353
Delivery, logistics, real estate, and other business
Trancom Co., Ltd.	4,200	337,240
General logistics services
Total Transportation and Warehousing (3.6%)		10,661,372

Transportation Equipment
Hi-Lex Corporation	639,900	7,339,245
Manufactures control cables
Morita Holdings Corporation	30,500	521,363
Operates five business transportation segments
Nichirin Co., Ltd.	74,900	1,062,875
Manufactures hoses for automobiles
Nippon Seiki Co., Ltd.	76,900	815,679
Manufactures transportation equipment parts
Tokai Rika Co., Ltd.	103,600	1,585,294
Manufactures automobile parts
Total Transportation Equipment (3.9%)		11,324,456

Utilities
Keiyo Gas Co., Ltd.	37,600	1,316,802
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	151,290	2,103,404
Produces thermal energy products
Total Utilities (1.2%)		3,420,206

Wholesale Trade
Ai Holdings Corporation	31,700	591,385
Information and security equipment
Elematec Corporation	27,800	255,185
Electric materials, components, and mechanical parts
Kanaden Corporation	233,500	2,883,931
Factory automation business
Kohsoku Corporation	290,200	4,382,266
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	77,700	1,281,289
Precious metals, electronic materials, and food
Paltac Corporation	47,400	2,715,968
Cosmetics and daily necessities
Ryoden Corporation	712,700	10,298,008
Purchases electronic and electrical devices
SIIX Corporation	686,100	10,294,951
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	87,900	2,008,734
Machine tools and measuring instruments
Total Wholesale Trade (11.8%)		34,711,717

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES (98.7%)		$290,043,878

FOREIGN CURRENCY
Japanese Yen
Interest bearing account		$1,921,529
TOTAL FOREIGN CURRENCY (0.7%)		1,921,529

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES AND FOREIGN CURRENCY (99.4%)		$291,965,407

OTHER ASSETS LESS LIABILITIES, NET (0.6%)		2,023,424

NET ASSETS (100.0%)		$293,988,831

Equity securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2020

Japanese Yen  ¥ 104.365  =  United States Dollar $1.00

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Federal Income Tax

As of November 30, 2020, for federal income tax purposes, subject to change, the aggregate cost of securities was $290,115,288 and net unrealized depreciation was $710,410, comprised of gross unrealized appreciation of $33,204,147 and gross unrealized depreciation of $33,275,557. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At November 30, 2020, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended November 30, 2020, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.